Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2015	Level 1	Level 2	Level 3

Contingent consideration liability	$29,119	$-	$-	$29,119

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Balance, December 31, 2014	$21,041
Amounts recognized on acquisitions	14,566
Fair value adjustments (note 5)	383
Resolved and settled in cash	(6,083)
Other	(788)
Balance, December 31, 2015	$29,119

Less: current portion	$1,552
Non-current portion	$27,567

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2015		2014
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$3,922	$3,922	$10,039	$10,039
Marketable securities	4,175	4,175	-	-
Long-term debt	260,947	260,947	493,348	513,128